FEDERATED TOTAL RETURN SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                October 29, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Registrant")
         1933 Act File No. 33-50773
         1940 Act File No. 811-7115

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of prospectus and statement of additional information for Federated Ultrashort Bond Fund (formerly, Federated Limited Duration Government Fund) (the "Fund"), a portfolio of the Registrant, dated October 27, 1998, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information for the Fund contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) Post-Effective Amendment No. 16 on October 28, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-2614.

                                          Very truly yours,



                                          /s/ Anthony R. Bosch
                                          Anthony R. Bosch
                                          Assistant Secretary